Investment Objectives and Goals - Virtus IG Public & Private Credit ETF	Jul. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus IG Public & Private Credit ETF (the “Fund”) seeks to provide a high level of current income,
Objective, Secondary [Text Block]	with capital appreciation as a secondary goal.